UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:          September 30, 2010


Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GV Financial Advisors
Address:     1100 Abernathy Road
             Building 500, Suite 500
             Atlanta, GA 30328

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Debbie Powell
Title:   Operations Manager
Phone:   770-295-5756

Signature, Place, and Date of Signing:

/s/ Debbie Powell                 Atlanta, GA
     [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:                 31

Form 13F Information Table Value Total:            123,349,000
                                                   (thousands)




List of Other Included Managers:

ISSUER                           SYMBOL     CUSIP          VALUE         SH/PRN    INVESTMENT  OTHER      VOTING AUTHORITY
                                                          1,000.00       AMOUNT    DISCRETION   MGRS    SOLE     SHARED  NONE
Ishares Tr Lehman
  U S Aggregate Bd Fd             AGG      464287226    1,679,505.00   15,458      Yes           No                     No
Ishares Lehman Inter              CIU      464288638      148,522.00    1,370      Yes           No                     No
IShares Lehamn 1-3 Y              CSJ      464288646      357,153.00    3,400      Yes           No                     No
Barclays Bk Plc Ipath
  Index Lkd Secs                  DJP      06738C778    1,390,631.00   32,891      Yes           No                     No
iShares MSCI Emerging Markets     EEM      464287234    6,530,227.00  145,862      Yes           No                     No
Ishares Trust EAFE Index Fund     EFA      464287465   30,083,236.00  547,765      Yes           No                     No
Ishares Trust MSCI Index          EFG      464288885      486,400.00    8,580      Yes           No                     No
Ishares Tr Msci Eafe Value
  Index Fd                        EFV      464288877      426,894.00    8,773      Yes           No                     No
IShares IBoxx High Yield Cap Bond HYG      464288513       47,267.00      527      Yes           No                     No
Ishares Comex Gold                IAU      464285105       38,400.00    3,000      Yes           No                     No
Ishares Tr Dow Jones US Regional
  Bks                             IAT      464288778      199,723.00    9,255      Yes           No                     No
Ishares Tr Cohen & Steers Realty
  Majors                          ICF      464287564    1,965,029.00   31,740      Yes           No                     No
Ishares Tr S&P Smallcap           IJR      464287804        3,132.00       53      Yes           No                     No
iShares S&P 500 Barra Value Fund  IVE      464287408      700,856.00   12,919      Yes           No                     No
iShares S&P 500 Barra Growth Fund IVW      464287309      305,637.00    5,148      Yes           No                     No
I Shares Russell 1000 Index       IWB      464287622       26,397.00      418      Yes           No                     No
Ishares Tr  Russell Microcap      IWC      464288869      570,867.00   13,592      Yes           No                     No
iShares Russell 1000 Val          IWD      464287598   31,785,038.00  538,821      Yes           No                     No
iShares Russell 1000 Gwt          IWF      464287614   25,070,020.00  488,028      Yes           No                     No
iShares Russell 2000              IWM      464287655      235,909.00    3,495      Yes           No                     No
iShares Russell 2000 Value Index
  Fund                            IWN      464287630   11,605,831.00  187,221      Yes           No                     No
Ishares Russell 2000 Growth Index IWO      464287481    8,282,407.00  110,816      Yes           No                     No
Ishares Tr Russell Midcap Value
  Index Fu                        IWS      464287473      316,905.00    7,850      Yes           No                     No
Ishares Trust USD                 IYR      464287739      697,969.00   13,199      Yes           No                     No
Ishares Tr Large Growth Index Fd  JKE      464287119       83,327.00    1,421      Yes           No                     No
Ishares Tr Large Value Index Fd   JKF      464288109       20,414.00      373      Yes           No                     No
Ishares Tr Small Growth Index Fd  JKK      464288604        7,228.00      100      Yes           No                     No
Ishares Tr Small Value Index Fd   JKL      464288703       54,130.00      741      Yes           No                     No
Ishares Tr Kld Select Social      KLD      464288802      135,334.00    2,726      Yes           No                     No
IShares S&P Natl Muni BD FD       MUB      464288414       76,767.63      719      Yes           No                     No
Ishares Tr  1-3 Yr  Treas
  Index Fd                        SHY      464287457       18,308.29      217      Yes           No                     No